Risk and Capital Management (Details 16) R$ in Millions	12 Months Ended
Dec. 31, 2023 BRL (R$)
Impact In Income Private Pension [Member]
IfrsStatementLineItems [Line Items]
Discount rate increase	R$ (16)
Discount rate decrease	6
Biometric tables increase	51
Biometric tables decrease	(54)
Impact In Stockholders Equity Insurance [Member]
IfrsStatementLineItems [Line Items]
Discount rate increase	53
Discount rate decrease	(57)
Impact In Stockholders Equity Private Pension [Member]
IfrsStatementLineItems [Line Items]
Discount rate increase	612
Discount rate decrease	(673)
Impact In Income Insurance [Member]
IfrsStatementLineItems [Line Items]
Biometric tables increase	(3)
Biometric tables decrease	3
Insurance [member]
IfrsStatementLineItems [Line Items]
Claims rates increase	(30)
Claims rates decrease	R$ 30